Deutsche International Value Fund
Deutsche International Value Fund (formerly DWS International Value Fund)
Investment Objective
The fund seeks long-term capital appreciation,
with current income as a secondary objective.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 25) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Deutsche International Value Fund (USD $)	Class A	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Deutsche International Value Fund	Class A	Class C	INST Class	Class S
Management fee	0.80%	0.80%	0.80%	0.80%
Distribution/service (12b-1) fees	0.24%	1.00%	none	none
Other expenses	0.38%	0.37%	0.35%	0.40%
Total annual fund operating expenses	1.42%	2.17%	1.15%	1.20%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Deutsche International Value Fund (USD $)	Class A	Class C	INST Class	Class S
1 Year	711	320	117	122
3 Years	999	679	365	381
5 Years	1,307	1,164	633	660
10 Years	2,179	2,503	1,398	1,455

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Deutsche International Value Fund (USD $)	Class A	Class C	INST Class	Class S
1 Year	711	220	117	122
3 Years	999	679	365	381
5 Years	1,307	1,164	633	660
10 Years	2,179	2,503	1,398	1,455

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 25%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in the stocks and other securities with equity characteristics of non-US companies. The fund typically achieves its equity exposure to non-US equity companies through investing in American Depositary Receipts (ADRs), but it is not limited to making investments in ADRs. The fund may invest up to 50% of its assets in emerging markets securities. The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities. The fund may also invest up to 20% of its assets in cash equivalents, US investment-grade fixed-income securities, and US stocks and other equities.

Management process. Portfolio management employs a value strategy and looks for companies it believes are undervalued. These are typically companies that portfolio management believes have been historically sound but are temporarily out of favor. Portfolio management uses a variety of quantitative screens to compare a company's stock price to earnings, book value, cash flow and dividend yield, and analyzes individual companies to identify those that portfolio management believes are financially sound and appear to have strong potential for long-term growth. Portfolio management compares its valuations on an absolute basis as well as within their respective industries.

To further narrow the universe, portfolio management analyzes factors such as price momentum, earnings estimate revisions and fundamental changes. After narrowing the universe through a combination of qualitative and fundamental research, portfolio management evaluates and selects the 45 to 60 stocks typically held by the fund.

Portfolio management will normally sell a security when it believes that the security's valuation has risen above the market or exceeds that of its industry average, or when portfolio management believes the fundamental factors have deteriorated or other investments offer better opportunities.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's or sector's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to June 21, 2010, the fund had a different management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	19.23%	June 30, 2009
Worst Quarter	-24.37%	September 30, 2008
Year-to-Date	-1.44%	September 30, 2014

Average Annual Total Returns (For periods ended 12/31/2013 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 6/30/2006.
Average Annual Total Returns Deutsche International Value Fund	Class Inception	1 Year	5 Years	Since Inception
Class A before tax	Jul. 05, 2006	7.82%	7.38%	1.38%
Class A After tax on distributions		7.65%	7.24%	1.17%
Class A After tax on distributions and sale of fund shares		5.51%	6.43%	1.21%
Class C before tax	Jul. 05, 2006	13.47%	7.85%	1.43%
INST Class before tax	Jul. 05, 2006	14.69%	8.94%	2.45%
Class S before tax	Jul. 05, 2006	14.63%	8.96%	2.45%
Russell Global Ex-US Value Index (reflects no deduction for fees, expenses or taxes)		19.75%	12.83%	3.60%